UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

T-REX 2X Long CRWV Daily Target ETF,
T-REX 2X Inverse CRWV Daily Target ETF,
T-REX 2X Long CRCL Daily Target ETF,
T-REX 2X Inverse CRCL Daily Target ETF,
T-REX 2X Long SMR Daily Target ETF and
T-REX 2X Long BMNR Daily Target ETF (the “T-REX 2X ETFs”)

ITEM 1.(a).    Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT June 30, 2026
T-REX 2X Long CRWV Daily Target ETF
TICKER: CRWU (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Long CRWV Daily Target ETF for the period of January 1, 2026 to June 30, 2026. You can ﬁnd additional information about the Fund at www.rexshares.com/crwu/. You can also request this information by contacting us at (833) 759-6110.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long CRWV Daily Target Etf	$82	1.50%¹

¹ Annualized.

Key Fund Statistics

(as of June 30, 2026)
Fund Net Assets	$36,666,304
Number of Holdings	2
Total Net Advisory Fee	$192,913
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	92.24%
Derivatives	24.65%
Money Market Fund	1.91%
Liabilities in Excess of Other Assets	-18.80%

Material Changes

Stock Split

On July 31, 2026, the Board of Trustees approved a 1-for-10 reverse stock split for the Fund. The reverse stock split was effectuated after the close of trading on August 21, 2026, and shares of the Fund began trading on a split-adjusted basis on August 24, 2026. The Creation Unit size remained at 10,000 shares per unit.

For additional information about the Fund, including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/crwu/.

T-REX 2X Long CRWV Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT June 30, 2026
T-REX 2X INVERSE CRWV DAILY TARGET ETF
TICKER: CORD (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Inverse CRWV Daily Target ETF for the period of January 1, 2026 to June 30, 2026. You can ﬁnd additional information about the Fund at www.rexshares.com/cord/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Inverse CRWV Daily Target ETF	$42	1.50%¹

¹ Annualized.

Key Fund Statistics

(as of June 30, 2026)
Fund Net Assets	$16,873,145
Number of Holdings	4
Total Net Advisory Fee	$126,253
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: -200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	106.93%
Money Market Fund	4.87%
Liabilities in Excess of Other Assets	-4.39%
Derivatives	-7.41%

For additional information about the Fund, including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/cord/.

T-REX 2X Inverse CRWV Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT June 30, 2026
T-REX 2X Long CRCL Daily Target ETF
TICKER: CCUP (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Long CRCL Daily Target ETF for the period of January 1, 2026 to June 30, 2026. You can ﬁnd additional information about the Fund at www.rexshares.com/ccup/. You can also request this information by contacting us at (833) 759-6110.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long CRCL Daily Target ETF	$50	1.50%[1]

¹ Annualized.

Key Fund Statistics

(as of June 30, 2026)
Fund Net Assets	$32,429,123
Number of Holdings	2
Total Net Advisory Fee	$228,618
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	111.17%
Other Assets Net of Liabilities	21.51%
Money Market Fund	2.40%
Derivatives	-35.08%

Material Changes

Stock Split

On July 31, 2026, the Board of Trustees approved a 1-for-10 reverse stock split for the Fund. The reverse stock split was effectuated after the close of trading on August 21, 2026, and shares of the Fund began trading on a split-adjusted basis on August 24, 2026. The Creation Unit size remained at 10,000 shares per unit.

For additional information about the Fund, including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/ccup/.

T-REX 2X Long CRCL Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT June 30, 2026
T-REX 2X Inverse CRCL DAILY TARGET ETF
TICKER: CRCD (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Inverse CRCL Daily Target ETF for the period of January 1, 2026 to June 30, 2026. You can ﬁnd additional information about the Fund at www.rexshares.com/crcd/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Inverse CRCL Daily Target ETF	$45	1.50%[1]

¹ Annualized.

Key Fund Statistics

(as of June 30, 2026)
Fund Net Assets	$8,897,936
Number of Holdings	3
Total Net Advisory Fee	$77,299
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: -200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	66.77%
Derivatives	33.00%
Money Market Fund	2.80%
Liabilities in Excess of Other Assets	-2.57%

For additional information about the Fund, including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/crcd/.

T-REX 2X Inverse CRCL Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT June 30, 2026
T-REX 2X LONG SMR DAILY TARGET ETF
TICKER: SMUP (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Long SMR Daily Target ETF for the period of January 1, 2026 to June 30, 2026. You can ﬁnd additional information about the Fund at www.rexshares.com/smup/. You can also request this information by contacting us at (833) 759-6110.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long SMR Daily Target ETF	$51	1.59%[1,2]

¹ Annualized.

2  Ratio of expenses, excluding excise tax expense, would have been 1.50%.

Key Fund Statistics

(as of June 30, 2026)
Fund Net Assets	$13,441,934
Number of Holdings	2
Total Net Advisory Fee	$97,458
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	121.78%
Money Market Fund	2.22%
Derivatives	-4.21%
Liabilities in Excess of Other Assets	-19.79%

Material Changes

Stock Split

On March 23, 2026, the Board of Trustees approved a 1-for-25 reverse stock split for the Fund. The reverse stock split was effectuated after the close of trading on April 7, 2026, and shares of the Fund began trading on a split-adjusted basis on April 8, 2026. The Creation Unit size remained at 5,000 shares per unit.

For additional information about the Fund, including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/smup/.

T-REX 2X Long SMR Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT June 30, 2026
T-REX 2X Long BMNR Daily Target ETF
TICKER: BMNU (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Long BMNR Daily Target ETF for the period of January 1, 2026 to June 30, 2026. You can ﬁnd additional information about the Fund at www.rexshares.com/bmnu/. You can also request this information by contacting us at (833) 759-6110.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long BMNR Daily Target ETF	$42	1.50%¹

¹ Annualized.

Key Fund Statistics

(as of June 30, 2026)
Fund Net Assets	$165,444,514
Number of Holdings	6
Total Net Advisory Fee	$2,400,741
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	100.82%
Money Market Fund	5.19%
Other Assets Net of Liabilities	1.48%
Derivatives	-7.49%

Material Changes

Stock Split

On June 18, 2026, the Board of Trustees approved a 1-for-10 reverse stock split for the Fund. The reverse stock split was effectuated after the close of trading on July 10, 2026, and shares of the Fund began trading on a split-adjusted basis on July 13, 2026. The Creation Unit size remained at 10,000 shares per unit.

For additional information about the Fund, including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/bmnu/.

T-REX 2X Long BMNR Daily Target ETF Tailored Shareholder Report

ITEM 1.(b).    Not applicable.

ITEM 2.       CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.       INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended June 30, 2026 (unaudited)

T-REX 2X LONG CRWV DAILY TARGET ETF

T-REX 2X INVERSE CRWV DAILY TARGET ETF

T-REX 2X LONG CRCL DAILY TARGET ETF

T-REX 2X INVERSE CRCL DAILY TARGET ETF

T-REX 2X LONG SMR DAILY TARGET ETF

T-REX 2X LONG BMNR DAILY TARGET ETF

T-REX 2X LONG CRWV DAILY TARGET ETF
Schedule of Investments	June 30, 2026 (unaudited)
	Shares	Value
MONEY MARKET FUND - 1.91%
First American Government Obligations Fund - X Class 3.557%(A)	699,475	$699,475
(Cost: $699,475)
TOTAL INVESTMENTS - 1.91%		699,475
(Cost: $699,475)
Other Assets, Net of Liabilities - 98.09%(B)		35,966,829
TOTAL NET ASSETS - 100.00%		$36,666,304
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC	CoreWeave, Inc.	Receive	OBFR01(C) + 125bps	Monthly	7/28/2027	$73,338,882	$9,036,744
TOTAL RETURN SWAP CONTRACTS						$73,338,882	$9,036,744

(A)    Effective 7 day yield as of June 30, 2026.

(B)    Includes cash which is being held as collateral for total return swap contracts.

(C)    OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

See Notes to Financial Statements

1
FINANCIAL STATEMENTS | JUNE 30, 2026

T-REX 2X INVERSE CRWV DAILY TARGET ETF
Schedule of Investments	June 30, 2026 (unaudited)
	Shares	Value
MONEY MARKET FUND - 4.87%
First American Government Obligations Fund - X Class 3.557%(A)	820,939	$820,939
(Cost: $820,939)
TOTAL INVESTMENTS - 4.87%		820,939
(Cost: $820,939)
Other Assets, Net of Liabilities - 95.13%(B)		16,052,206
TOTAL NET ASSETS - 100.00%		$16,873,145
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC	CoreWeave, Inc.	Pay	OBFR01(C) - 800bps	Monthly	10/27/2026	$(1,462,740)	$(369,745)
Jane Street Capital	CoreWeave, Inc.	Pay	OBFR01(C) - 400bps	Monthly	3/16/2027	(11,734,572)	(348,848)
Clear Street Derivatives, LLC	CoreWeave, Inc.	Pay	OBFR01(C) - 200bps	Monthly	2/23/2028	(20,554,612)	(530,970)
TOTAL RETURN SWAP CONTRACTS						$(33,751,924)	$(1,249,563)

(A)    Effective 7 day yield as of June 30, 2026.

(B)    Includes cash which is being held as collateral for total return swap contracts.

(C)    OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

See Notes to Financial Statements

2
FINANCIAL STATEMENTS | JUNE 30, 2026

T-REX 2X LONG CRCL DAILY TARGET ETF
Schedule of Investments	June 30, 2026 (unaudited)
	Shares	Value
MONEY MARKET FUND - 2.40%
First American Government Obligations Fund - X Class 3.557%(A)	777,788	$777,788
(Cost: $777,788)
TOTAL INVESTMENTS - 2.40%		777,788
(Cost: $777,788)
Other Assets, Net of Liabilities - 97.60%(B)		31,651,335
TOTAL NET ASSETS - 100.00%		$32,429,123
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC	Circle Internet Group, Inc.	Receive	OBFR01(C) + 125bps	Monthly	8/11/2027	$64,860,943	$(11,375,070)
TOTAL RETURN SWAP CONTRACTS						$64,860,943	$(11,375,070)

(A)    Effective 7 day yield as of June 30, 2026.

(B)    Includes cash which is being held as collateral for total return swap contracts.

(C)    OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

See Notes to Financial Statements

3
FINANCIAL STATEMENTS | JUNE 30, 2026

T-REX 2X INVERSE CRCL DAILY TARGET ETF
Schedule of Investments	June 30, 2026 (unaudited)
	Shares	Value
MONEY MARKET FUND - 2.80%
First American Government Obligations Fund - X Class 3.557%(A)	249,184	$249,184
(Cost: $249,184)
TOTAL INVESTMENTS - 2.80%		249,184
(Cost: $249,184)
Other Assets, Net of Liabilities - 97.20%(B)		8,648,752
TOTAL NET ASSETS - 100.00%		$8,897,936
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC	Circle Internet Group, Inc.	Pay	OBFR01(C) - 1000bps	Monthly	10/27/2026	$(1,353,434)	$1,334,870
Clear Street Derivatives, LLC	Circle Internet Group, Inc.	Pay	OBFR01(C) - 200bps	Monthly	3/7/2028	(16,448,141)	1,601,014
TOTAL RETURN SWAP CONTRACTS						$(17,801,575)	$2,935,884

(A)    Effective 7 day yield as of June 30, 2026.

(B)    Includes cash which is being held as collateral for total return swap contracts.

(C)    OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

See Notes to Financial Statements

4
FINANCIAL STATEMENTS | JUNE 30, 2026

T-REX 2X LONG SMR DAILY TARGET ETF
Schedule of Investments	June 30, 2026 (unaudited)
	Shares	Value
MONEY MARKET FUND - 2.22%
First American Government Obligations Fund - X Class 3.557%(A)	298,804	$298,804
(Cost: $298,804)
TOTAL INVESTMENTS - 2.22%		298,804
(Cost: $298,804)
Other Assets, Net of Liabilities - 97.78%(B)		13,143,130
TOTAL NET ASSETS - 100.00%		$13,441,934
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC	NuScale Power Corporation	Receive	OBFR01(C) + 325bps	Monthly	7/28/2027	$26,828,184	$(565,976)
TOTAL RETURN SWAP CONTRACTS						$26,828,184	$(565,976)

(A)    Effective 7 day yield as of June 30, 2026.

(B)    Includes cash which is being held as collateral for total return swap contracts.

(C)    OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

See Notes to Financial Statements

5
FINANCIAL STATEMENTS | JUNE 30, 2026

T-REX 2X LONG BMNR DAILY TARGET ETF
Schedule of Investments	June 30, 2026 (unaudited)
	Shares	Value
MONEY MARKET FUND - 5.19%
First American Government Obligations Fund - X Class 3.557%(A)	8,579,919	$8,579,919
(Cost: $8,579,919)
TOTAL INVESTMENTS - 5.19%		8,579,919
(Cost: $8,579,919)
Other Assets, Net of Liabilities - 94.81%(B)		156,864,595
TOTAL NET ASSETS - 100.00%		$165,444,514
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC	Bitmine Immersion Technologies, Inc.	Receive	OBFR01(C) + 1450bps	Monthly	10/27/2026	$1,237,883	$(474,275)
Marex Derivative Products, Inc.	Bitmine Immersion Technologies, Inc.	Receive	OBFR01(C) + 750bps	Monthly	10/30/2026	73,656,315	(412,885)
Jane Street Capital	Bitmine Immersion Technologies, Inc.	Receive	OBFR01(C) + 1300bps	Monthly	3/2/2027	81,652,085	(253,408)
Natixis Investment Managers	Bitmine Immersion Technologies, Inc.	Receive	OBFR01(C) + 1315bps	Monthly	4/30/2027	12,451,944	(8,101,110)
Clear Street Derivatives, LLC	Bitmine Immersion Technologies, Inc.	Receive	OBFR01(C) + 750bps	Monthly	4/26/2028	162,080,875	(3,146,355)
TOTAL RETURN SWAP CONTRACTS						$331,079,102	$(12,388,033)

(A)    Effective 7 day yield as of June 30, 2026.

(B)    Includes cash which is being held as collateral for total return swap contracts.

(C)    OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

See Notes to Financial Statements

6
FINANCIAL STATEMENTS | JUNE 30, 2026

T-REX 2X DAILY TARGET ETFS
Statements of Assets and Liabilities	June 30, 2026 (unaudited)
	Long CRWV	Inverse CRWV
ASSETS
Investments at value(1) (Note 1)	$699,475	$820,939
Cash collateral held for open total return swap contracts (Note 1)	33,820,000	18,042,676
Receivable for capital stock sold	—	—
Interest receivable	2,310	3,167
Net unrealized appreciation of total return swap contracts	9,036,744	—
Due from counterparty on total return swap contracts	—	—
TOTAL ASSETS	43,558,529	18,866,782

LIABILITIES
Due to custodian	—	—
Interest payable	—	—
Net unrealized depreciation of total return swap contracts	—	1,249,563
Due to counterparty on total return swap contracts	6,844,106	722,555
Accrued advisory fees (Note 2)	48,119	21,519
TOTAL LIABILITIES	6,892,225	1,993,637
NET ASSETS	$36,666,304	$16,873,145

Net Assets Consist of:
Paid-in capital	$54,206,803	$28,856,483
Distributable earnings (accumulated deficits)	(17,540,499)	(11,983,338)
Net Assets	$36,666,304	$16,873,145

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	603,000	3,070,000
Net Asset Value and Offering Price Per Share	$60.81	$5.50

(1) Identified cost of	$699,475	$820,939

See Notes to Financial Statements

7
FINANCIAL STATEMENTS | JUNE 30, 2026

T-REX 2X DAILY TARGET ETFS
Statements of Assets and Liabilities	June 30, 2026 (unaudited)
Long CRCL	Inverse CRCL	Long SMR	Long BMNR

$777,788	$249,184	$298,804	$8,579,919
36,050,000	5,941,128	16,370,000	166,807,428
7,022,310	349,005	—	2,436,528
2,398	—	681	42,260
—	2,935,884	—	—
—	—	—	3,002,359
43,852,496	9,475,201	16,669,485	180,868,494

—	499,555	—	2,746,546
—	74	—	—
11,375,070	—	565,976	12,388,033
—	66,490	2,647,588	—
48,303	11,146	13,987	289,401
11,423,373	577,265	3,227,551	15,423,980
$32,429,123	$8,897,936	$13,441,934	$165,444,514

$94,644,191	$9,979,625	$53,942,950	$1,378,709,620
(62,215,068)	(1,081,689)	(40,501,016)	(1,213,265,106)
$32,429,123	$8,897,936	$13,441,934	$165,444,514

2,189,000	1,275,000	2,039,581	24,988,000
$14.81	$6.98	$6.59	$6.62

$777,788	$249,184	$298,804	$8,579,919

See Notes to Financial Statements

8
FINANCIAL STATEMENTS | JUNE 30, 2026

T-REX 2X DAILY TARGET ETFS
Statements of Operations	Six Months Ended June 30, 2026 (unaudited)
	Long CRWV	Inverse CRWV
INVESTMENT INCOME
Interest	$9,179	$22,690
Total investment income	9,179	22,690
EXPENSES
Investment advisory fees (Note 2)	192,913	126,253
Excise tax expense	—	—
Total expenses	192,913	126,253
Net investment income (loss)	(183,734)	(103,563)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(602,730)	—
Net realized gain (loss) on total return swap contracts	800,701	(10,609,341)
Total net realized gain (loss)	197,971	(10,609,341)
Net change in unrealized appreciation (depreciation) of total return swap contracts	11,957,292	(4,197,637)
Net realized and unrealized gain (loss)	12,155,263	(14,806,978)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$11,971,529	$(14,910,541)

See Notes to Financial Statements

9
FINANCIAL STATEMENTS | JUNE 30, 2026

T-REX 2X DAILY TARGET ETFS
Statements of Operations	Six Months Ended June 30, 2026 (unaudited)
Long CRCL	Inverse CRCL	Long SMR	Long BMNR

$11,200	$6,465	$4,850	$380,778
11,200	6,465	4,850	380,778

228,618	77,299	97,458	2,400,741
—	—	6,162	—
228,618	77,299	103,620	2,400,741
(217,418)	(70,834)	(98,770)	(2,019,963)

(482,031)	—	—	—
(45,276,575)	(3,980,398)	(17,462,008)	(584,246,664)
(45,758,606)	(3,980,398)	(17,462,008)	(584,246,664)
2,436,539	2,592,896	119,852	47,003,737
(43,322,067)	(1,387,502)	(17,342,156)	(537,242,927)
$(43,539,485)	$(1,458,336)	$(17,440,926)	$(539,262,890)

See Notes to Financial Statements

10
FINANCIAL STATEMENTS | JUNE 30, 2026

T-REX 2X DAILY TARGET ETFS
Statements of Changes in Net Assets
	Long CRWV		Inverse CRWV		Long CRCL
	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025(1)	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025(3)	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025(2)
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$(183,734)	$(93,120)	$(103,563)	$(10,199)	$(217,418)	$(77,397)
Total net realized gain (loss)	197,971	(18,634,645)	(10,609,341)	1,806,724	(45,758,606)	(5,992,941)
Net change in unrealized appreciation (depreciation)	11,957,292	(2,920,549)	(4,197,637)	2,948,074	2,436,539	(13,811,609)
Increase (decrease) in net assets from operations	11,971,529	(21,648,314)	(14,910,541)	4,744,599	(43,539,485)	(19,881,947)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	—	(1,737,894)	—	—	—	—
Decrease in net assets from distributions	—	(1,737,894)	—	—	—	—
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	76,288,901	82,062,716	164,884,411	24,139,813	89,091,485	50,430,319
Cost of shares redeemed	(72,402,334)	(37,868,300)	(142,651,386)	(19,333,751)	(31,604,100)	(12,067,149)
Increase (decrease) in net assets from capital stock transactions	3,886,567	44,194,416	22,233,025	4,806,062	57,487,385	38,363,170
NET ASSETS
Increase (decrease) during period	15,858,096	20,808,208	7,322,484	9,550,661	13,947,900	18,481,223
Beginning of period	20,808,208	—	9,550,661	—	18,481,223	—
End of period	$36,666,304	$20,808,208	$16,873,145	$9,550,661	$32,429,123	$18,481,223

(1)   The Fund commenced operations on July 25, 2025.

(2)   The Fund commenced operations on August 11, 2025.

(3)   The Fund commenced operations on September 26, 2025.

See Notes to Financial Statements

11
FINANCIAL STATEMENTS | JUNE 30, 2026

T-REX 2X DAILY TARGET ETFS
Statements of Changes in Net Assets
Inverse CRCL		Long SMR		Long BMNR
Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025(3)	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025(1)	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025(3)

$(70,834)	$(11,974)	$(98,770)	$(38,580)	$(2,019,963)	$(1,444,573)
(3,980,398)	2,377,450	(17,462,008)	(19,381,143)	(584,246,664)	(718,727,018)
2,592,896	342,988	119,852	(685,828)	47,003,737	(59,391,770)
(1,458,336)	2,708,464	(17,440,926)	(20,105,551)	(539,262,890)	(779,563,361)

—	—	—	(1,441,480)	—	—
—	—	—	(1,441,480)	—	—

104,817,790	17,372,836	34,596,466	40,023,669	704,368,291	1,318,835,367
(97,529,904)	(17,012,914)	(11,782,649)	(10,407,595)	(422,602,177)	(116,330,716)
7,287,886	359,922	22,813,817	29,616,074	281,766,114	1,202,504,651

5,829,550	3,068,386	5,372,891	8,069,043	(257,496,776)	422,941,290
3,068,386	—	8,069,043	—	422,941,290	—
$8,897,936	$3,068,386	$13,441,934	$8,069,043	$165,444,514	$422,941,290

See Notes to Financial Statements

12
FINANCIAL STATEMENTS | JUNE 30, 2026

T-REX 2X LONG CRWV DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended June 30, 2026(7) (unaudited)	Period Ended December 31, 2025(1)(7)
Net asset value, beginning of period	$50.38	$250.00
Investment activities
Net investment income (loss)(2)	(0.50)	(0.64)
Net realized and unrealized gain (loss)(3)	10.93	(194.70)
Total from investment activities	10.43	(195.34)
Distributions
Ordinary income	—	(4.28)
Total distributions	—	(4.28)

Net asset value, end of period	$60.81	$50.38

Total Return(4)	20.69%	(78.44%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.50%	1.50%
Net investment income (loss)	(1.43%)	(1.42%)
Portfolio turnover rate(6)	0.00%	0.00%
Net assets, end of period (000s)	$36,666	$20,808

(1)   The Fund commenced operations on July 25, 2025.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(4)    Total return is for the period indicated and has not been annualized.

(5)    Ratios to average net assets have been annualized.

(6)    Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

(7)    On August 24, 2026, the Fund effected a 1-for-10 reverse stock split. All historical per share information has been retroactively adjusted to reflect these stock splits (Note 5 and Note 7).

See Notes to Financial Statements

13
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X INVERSE CRWV DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025(1)
Net asset value, beginning of period	$39.79	$25.00
Investment activities
Net investment income (loss)(2)	(0.05)	(0.09)
Net realized and unrealized gain (loss)(3)	(34.24)	14.88
Total from investment activities	(34.29)	14.79

Net asset value, end of period	$5.50	$39.79

Total Return(4)	(86.19%)	59.16%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.50%	1.50%
Net investment income (loss)	(1.23%)	(0.94%)
Portfolio turnover rate(6)	0.00%	0.00%
Net assets, end of period (000s)	$16,873	$9,551

(1)   The Fund commenced operations on September 26, 2025.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Fund not purchasing or selling any long term securities during the period.

See Notes to Financial Statements

14
FINANCIAL STATEMENTS | JUNE 30, 2026

T-REX 2X LONG CRCL DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended June 30, 2026(7) (unaudited)	Period Ended December 31, 2025(1)(7)
Net asset value, beginning of period	$43.49	$250.00
Investment activities
Net investment income (loss)(2)	(0.30)	(0.43)
Net realized and unrealized gain (loss)(3)	(28.38)	(206.08)
Total from investment activities	(28.68)	(206.51)

Net asset value, end of period	$14.81	$43.49

Total Return(4)	(65.93%)	(82.61%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.50%	1.50%
Net investment income (loss)	(1.43%)	(1.42%)
Portfolio turnover rate(6)	0.00%	0.00%
Net assets, end of period (000s)	$32,429	$18,481

(1)   The Fund commenced operations on August 11, 2025.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

(7)   On August 24, 2026, the Fund effected a 1-for-10 reverse stock split. All historical per share information has been retroactively adjusted to reflect these stock splits (Note 5 and Note 7).

See Notes to Financial Statements

15
FINANCIAL STATEMENTS | JUNE 30, 2026

T-REX 2X INVERSE CRCL DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025(1)
Net asset value, beginning of period	$34.09	$25.00
Investment activities
Net investment income (loss)(2)	(0.04)	(0.11)
Net realized and unrealized gain (loss)(3)	(27.07)	9.20
Total from investment activities	(27.11)	9.09

Net asset value, end of period	$6.98	$34.09

Total Return(4)	(79.76%)	36.36%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	1.50%	1.61	%(6)
Net investment income (loss)	(1.37%)	(1.29%)
Portfolio turnover rate(7)	0.00%	0.00%
Net assets, end of period (000s)	$8,898	$3,068

(1)   The Fund commenced operations on September 26, 2025.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio of expenses, excluding interest expense would have been 1.50%.

(7)   Ratio is zero due to the Fund not purchasing or selling any long term securities during the period.

See Notes to Financial Statements

16
FINANCIAL STATEMENTS | JUNE 30, 2026

T-REX 2X LONG SMR DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended June 30, 2026(8) (unaudited)		Period Ended December 31, 2025(1)(8)
Net asset value, beginning of period	$23.08		$625.00
Investment activities
Net investment income (loss)(2)	(0.10)		(0.58)
Net realized and unrealized gain (loss)(3)	(16.39)		(596.07)
Total from investment activities	(16.49)		(596.65)

Distributions
Ordinary income	—		(5.27)
Total distributions	—		(5.27)

Net asset value, end of period	$6.59		$23.08

Total Return(4)	(71.45%)		(95.66%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	1.59	%(6)	1.50%
Net investment income (loss)	(1.52%)		(1.42%)
Portfolio turnover rate(7)	0.00%		0.00%
Net assets, end of period (000s)	$13,442		$8,069

(1)   The Fund commenced operations on July 25, 2025.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(4)    Total return is for the period indicated and has not been annualized.

(5)    Ratios to average net assets have been annualized.

(6)    Ratio of expenses, excluding excise tax expense, would have been 1.50%.

(7)    Ratio is zero due to the Fund not purchasing or selling any long term securities during the period.

(8)    On April 8, 2026, the Fund effected a 1-for-25 reverse stock split. All historical per share information has been retroactively adjusted to reflect these stock splits (Note 5).

See Notes to Financial Statements

17
FINANCIAL STATEMENTS | JUNE 30, 2026

T-REX 2X LONG BMNR DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended June 30, 2026(8) (unaudited)	Period Ended December 31, 2025(1)(8)
Net asset value, beginning of period	$47.43	$250.00
Investment activities
Net investment income (loss)(2)	(0.13)	(0.40)
Net realized and unrealized gain (loss)(3)	(40.68)	(202.17)
Total from investment activities	(40.81)	(202.57)

Net asset value, end of period	$6.62	$47.43

Total Return(4)	(86.04%)	(81.03%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	1.50%	1.54	%(6)
Net investment income (loss)	(1.26%)	(1.42%)
Portfolio turnover rate(7)	0.00%	0.00%
Net assets, end of period (000s)	$165,445	$422,941

(1)   The Fund commenced operations on September 26, 2025.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(4)    Total return is for the period indicated and has not been annualized.

(5)    Ratios to average net assets have been annualized.

(6)    Ratio of expenses, excluding interest expense, would have been 1.50%.

(7)    Ratio is zero due to the Fund not purchasing or selling any long term securities during the period.

(8)    On July 13, 2026, the Fund effected a 1-for-10 reverse stock split. All historical per share information has been retroactively adjusted to reflect these stock splits (Note 5).

See Notes to Financial Statements

18
FINANCIAL STATEMENTS | JUNE 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements	June 30, 2026 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The T-REX 2X Long CRWV Daily Target ETF (“Long CRWV”), T-REX 2X Inverse CRWV (“Inverse CRWV”), T-REX 2X Long CRCL Daily Target ETF (“Long CRCL”), T-REX 2X Inverse CRCL (“Inverse CRCL”), T-REX 2X Long SMR Daily Target ETF (“Long SMR”) and T-REX 2X Long BMNR Daily Target ETF (“Long BMNR”) (collectively, “the Funds”) are each a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. Long CRWV and Long SMR commenced operations on July 25, 2025. Long CRCL commenced operations on August 11, 2025. Inverse CRWV, Inverse CRCL, and Long BMNR commenced operations on September 26, 2025.

The investment objectives of the Funds are as follows:

Fund	Objective
Long CRWV	To seek daily investment results, before fees and expenses, of 200% of the daily performance of CoreWeave, Inc. (NASDAQ: CRWV) (“CRWV”)
Inverse CRWV	To seek daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of CoreWeave, Inc. (NASDAQ: CRWV) (“CRWV”)
Long CRCL	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Circle Internet Group, Inc. (NYSE: CRCL) (“CRCL”)
Inverse CRCL	To seek daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of Circle Internet Group, Inc. (NYSE: CRCL) (“CRCL”)
Long SMR	To seek daily investment results, before fees and expenses, of 200% of the daily performance of NuScale Power Corp. (NYSE: SMR) (“SMR”)
Long BMNR	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Bitmine Immersion Technologies, Inc. (NYSE: BMNR) (“BMNR”)
19
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

The Funds are each deemed to be individual operating and reporting segments and are not part of a reporting entity. The objective and strategy, as outlined in the Funds’ prospectus under the heading “Principal Investment Strategies,” are used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in their Statements of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Funds. Due to the significance of oversight and its role in the Funds’ management, each Fund’s investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

Security Valuation

The Funds record investments at fair value. Generally, the Funds’ domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Funds’ assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied

20
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates Net Asset Value (“NAV”). Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee (as defined below). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers, by a pricing service at a price received from the counterparty to the swap, or by the Valuation Designee in accordance with the valuation procedures approved by the Board.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

The following is a summary of the level of inputs used to value the Funds’ investments as of June 30, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long CRWV
Assets
Money Market Fund	$699,475	$—	$—	$699,475
Net Unrealized Appreciation of Total Return Swap Contracts	—	9,036,744	—	9,036,744
	$699,475	$9,036,744	$—	$9,736,219

Inverse CRWV
Assets
Money Market Fund	$820,939	$—	$—	$820,939
	$820,939	$—	$—	$820,939
Liabilities
Net Unrealized Depreciation of Total Return Swap Contracts	$—	$(1,249,563)	$—	$(1,249,563)
	$—	$(1,249,563)	$—	$(1,249,563)

Long CRCL
Assets
Money Market Fund	$777,788	$—	$—	$777,788
	$777,788	$—	$—	$777,788
Liabilities
Net Unrealized Depreciation of Total Return Swap Contracts	$—	$(11,375,070)	$—	$(11,375,070)
	$—	$(11,375,070)	$—	$(11,375,070)
22
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Inverse CRCL
Assets
Money Market Fund	$249,184	$—	$—	$249,184
Net Unrealized Appreciation of Total Return Swap Contracts	—	2,935,884	—	2,935,884
	$249,184	$2,935,884	$—	$3,185,068

Long SMR
Assets
Money Market Fund	$298,804	$—	$—	$298,804
	$298,804	$—	$—	$298,804
Liabilities
Net Unrealized Depreciation of Total Return Swap Contracts	$—	$(565,976)	$—	$(565,976)
	$—	$(565,976)	$—	$(565,976)

Long BMNR
Assets
Money Market Fund	$8,579,919	$—	$—	$8,579,919
	$8,579,919	$—	$—	$8,579,919
Liabilities
Net Unrealized Depreciation of Total Return Swap Contracts	$—	$(12,388,033)	$—	$(12,388,033)
	$—	$(12,388,033)	$—	$(12,388,033)

Refer to the Funds’ Schedule of Investments for a listing of the securities by type. The Funds held no Level 3 securities at any time during the six months ended June 30, 2026.

23
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended June 30, 2026, there were no such reclassifications.

24
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 5,000 shares for Inverse CRWV, Inverse CRCL and Long SMR and with at least 10,000 shares for Long CRWV, Long CRCL and Long BMNR, known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will

25
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2026:

	Creation Unit Shares	Creation Transaction Fee	Value
Long CRWV	10,000	$300	$608,100
Inverse CRWV	5,000	300	27,500
Long CRCL	10,000	300	148,100
Inverse CRCL	5,000	300	34,900
Long SMR	5,000	300	32,950
Long BMNR	10,000	300	66,200

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking are secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Derivatives

Each Fund may enter into total return swap contracts, which may be used either as economically similar substitutes for owning the reference asset specified in the swap contract, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or

26
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

payment) of an interest rate. Total return swap contracts provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

Most swap contracts entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swap contracts may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. A Fund’s current obligations under the types of swaps that the Funds expect to enter into (e.g., total return swap contacts) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Funds’ custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by each Fund as of June 30, 2026.

Long CRWV

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives, LLC	$9,036,744	$—	$9,036,744	$—	$9,036,744
	$9,036,744	$—	$9,036,744	$—	$9,036,744
27
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

Inverse CRWV

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
CF Secured, LLC	$—	$369,745	$(369,745)	$369,745	$—
Jane Street Capital	—	348,848	(348,848)	348,848	—
Clear Street Derivatives, LLC	—	530,970	(530,970)	530,970	—
	$—	$1,249,563	$(1,249,563)	$1,249,563	$—

Long CRCL

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives, LLC	$—	$11,375,070	$(11,375,070)	$11,375,070	$—
	$—	$11,375,070	$(11,375,070)	$11,375,070	$—

Inverse CRCL

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
CF Secured, LLC	$1,334,870	$—	$1,334,870	$—	$1,334,870
Clear Street Derivatives, LLC	1,601,014	—	1,601,014	—	1,601,014
	$2,935,884	$—	$2,935,884	$—	$2,935,884
28
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

Long SMR

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives, LLC	$—	$565,976	$(565,976)	$565,976	$—
	$—	$565,976	$(565,976)	$565,976	$—

Long BMNR

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
CF Secured, LLC	$—	$474,275	$(474,275)	$474,275	$—
Marex Derivative Products, Inc.	—	412,885	(412,885)	412,885	—
Jane Street Capital	—	253,408	(253,408)	253,408	—
Natixis Investment Managers	—	8,101,110	(8,101,110)	8,101,110	—
Clear Street Derivatives, LLC	—	3,146,355	(3,146,355)	3,146,355	—
	$—	$12,388,033	$(12,388,033)	$12,388,033	$—

*     Statements of Assets and Liabilities location: Net unrealized appreciation (depreciation) of total return swap contracts.

**    The actual collateral pledged (received) may be more than the amounts shown.

29
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

The average monthly notional amount of the total return swap contracts during the six months ended June 30, 2026 were as follows:

Fund	Average Monthly Notional Value
Long CRWV	$50,828,316
Inverse CRWV	(32,001,073)
Long CRCL	56,462,619
Inverse CRCL	(19,595,869)
Long SMR	27,755,036
Long BMNR	583,757,939

As of June 30, 2026, the Funds were invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities as follows:

Risk: Equity Price
Derivative Type: Total return swap contracts
	Statements of Assets and Liabilities Location	Fair Value Amount
Long CRWV
Derivative Assets
	Net unrealized appreciation of total return swap contracts	$9,036,744
Inverse CRWV
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	(1,249,563)
Long CRCL
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	(11,375,070)
Inverse CRCL
Derivative Assets
	Net unrealized appreciation of total return swap contracts	2,935,884
Long SMR
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	(565,976)
Long BMNR
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	(12,388,033)
30
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the six months ended June 30, 2026, is as follows:

Fund	Realized Gain (Loss) on Derivatives*	Net Change in Unrealized Appreciation (Depreciation) of Derivatives**
Long CRWV	$800,701	$11,957,292
Inverse CRWV	(10,609,341)	(4,197,637)
Long CRCL	(45,276,575)	2,436,539
Inverse CRCL	(3,980,398)	2,592,896
Long SMR	(17,462,008)	119,852
Long BMNR	(584,246,664)	47,003,737

*     Statements of Operations location: Net realized gain (loss) on total return swap contracts.

**    Statements of Operations location: Net change in unrealized appreciation (depreciation) of total return swap contracts.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that the risk of loss will be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the

31
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly, based on a percentage of each Fund’s average daily net assets, at an annualized rate of 1.50%.

REX Shares, LLC (“REX”), a Delaware limited liability company, located in Miami, Florida, is an independent sponsor of ETFs. The research of an affiliate of REX was used in the creation of the Funds’ trading strategy. REX does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. REX is not related to the Advisor, the Fund or any of the underlying stocks of the Funds. REX makes no representation or warranty, express or implied, to the owners of the shares or any member of the public regarding the advisability of investing in securities generally or in the shares in particular, or as to the ability of any Fund to meet its investment objective.

The Advisor has entered into an agreement with REX pursuant to which REX and the Advisor have jointly assumed the obligation of the Advisor to pay all expenses of the Funds, except excluded expenses. REX will also provide marketing support for the Funds including, but not limited to, providing the Funds with access to and the use of the REX’s marketing capabilities, including leverage the REX’s expertise in developing marketing strategies and communications through print and electronic media. For its services, REX is entitled to a fee from the Advisor, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Funds. REX does not act as a distributor to the Funds and does not sell shares of the Funds. All Funds are distributed through the Distributor.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Advisor. For its services, fees to CFS are computed daily based on the daily net assets of the Funds, subject to a minimum fee plus out-of-pocket expenses. The Advisor pays these fees monthly.

32
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as each Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as each Fund’s Custodian pursuant to a Custody Agreement. For its services U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Trust’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

33
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term securities for the six months ended June 30, 2026, were as follows:

Fund	Purchases	Sales
Long CRWV	$13,171,448	$12,568,718
Inverse CRWV	—	—
Long CRCL	15,819,362	15,337,331
Inverse CRCL	—	—
Long SMR	—	—
Long BMNR	—	—

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Funds’ financial statements.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

34
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

There were no distributions paid by the Funds during the six months ended June 30, 2026. The tax character of the distributions paid during the period ended December 31, 2025, was as follows:

	Period Ended December 31, 2025
	Long CRWV	Inverse CRWV	Long CRCL	Inverse CRCL	Long SMR	Long BMNR
Distributions paid from:
Ordinary income	$1,737,894	$—	$—	$—	$1,441,480	$—
	$1,737,894	$—	$—	$—	$1,441,480	$—

As of June 30, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Fund	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total
Long CRWV	$(5,383,518)	$(21,193,725)	$9,036,744	$(17,540,499)
Inverse CRWV	(124,433)	(10,609,342)	(1,249,563)	(11,983,338)
Long CRCL	(363,241)	(50,476,757)	(11,375,070)	(62,215,068)
Inverse CRCL	(37,175)	(3,980,398)	2,935,884	(1,081,689)
Long SMR	(5,007,517)	(34,927,523)	(565,976)	(40,501,016)
Long BMNR	(489,059,575)	(711,817,498)	(12,388,033)	(1,213,265,106)

Cost of securities for federal income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long CRWV	$699,475	$9,036,744	$—	$9,036,744
Inverse CRWV	820,939	—	(1,249,563)	(1,249,563)
Long CRCL	777,788	—	(11,375,070)	(11,375,070)
Inverse CRCL	249,184	2,935,884	—	2,935,884
Long SMR	298,804	—	(565,976)	(565,976)
Long BMNR	8,579,919	—	(12,388,033)	(12,388,033)
35
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in blocks of 5,000 shares for Inverse CRWV, Inverse CRCL and Long SMR and with at least 10,000 shares for Long CRWV, Long CRCL and Long BMNR (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were:

	Six Months Ended June 30, 2026
	Long CRWV(3)	Inverse CRWV	Long CRCL(3)	Inverse CRCL	Long SMR(1)	Long BMNR(2)
Shares sold	1,162,000	19,050,000	2,458,000	22,820,000	2,568,400	35,148,000
Shares redeemed	(972,000)	(16,220,000)	(694,000)	(21,635,000)	(878,419)	(19,077,000)
Net increase (decrease)	190,000	2,830,000	1,764,000	1,185,000	1,689,981	16,071,000
36
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)
	Period Ended December 31, 2025
	Long CRWV(3)	Inverse CRWV	Long CRCL(3)	Inverse CRCL	Long SMR(1)	Long BMNR(2)
Shares sold	982,000	775,000	522,000	610,000	452,600	9,884,000
Shares redeemed	(569,000)	(535,000)	(97,000)	(520,000)	(103,000)	(967,000)
Net increase (decrease)	413,000	240,000	425,000	90,000	349,600	8,917,000

(1)        Share amounts for Long SMR have been adjusted for a 1-for-25 reverse stock split effective on April 8, 2026.

(2)       Share amounts for Long BMNR have been adjusted for a 1-for-10 reverse stock split effective July 13, 2026.

(3)       Share amounts for Long CRWV and Long CRCL have been adjusted for a 1-for-10 reverse stock split effective August 24, 2026.

On March 23, 2026, the Board of the Trust approved a reverse stock split for Long SMR at a split ratio of 1-for-25. The Creation Unit size for each Fund remains at 5,000 shares per unit.

For Long SMR, the stock split was effectuated after the close of trading on April 7, 2026. Shares of Long SMR began trading on a split-adjusted basis on April 8, 2026.

All historical per share information has been retroactively adjusted to reflect these stock splits. Set forth below are details regarding the splits:

Fund	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split*	Shares Outstanding Before Split	Shares Outstanding After Split
Long SMR	4/7/2026	1-for-25	$0.29	$7.35	24,825,000	993,000

*     Per-share amounts are rounded independently after giving effect to the reverse stock split.

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that the Funds will meet their investment objectives. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Fund is not a deposit of a bank and is
37
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

On June 18, 2026, the Board of the Trust approved a reverse stock split for Long BMNR at a split ratio of 1-for-10. The Creation Unit size for each Fund remains at 10,000 shares per unit.

For Long BMNR, the stock split was effectuated after the close of trading on July 10, 2026. Shares of Long BMNR began trading on a split-adjusted basis on July 13, 2026.

On July 31, 2026, the Board of the Trust approved a reverse stock split for Long CRWV and Long CRCL at a split ratio of 1-for-10. The Creation Unit size for each Fund remains at 10,000 shares per unit.

For Long CRWV and Long CRCL, the stock split was effectuated after the close of trading on August 21, 2026. Shares of Long CRWV and Long CRCL began trading on a split-adjusted basis on August 24, 2026.

All historical per share information has been retroactively adjusted to reflect these stock splits. Set forth below are details regarding the splits:

Fund	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split*	Shares Outstanding Before Split	Shares Outstanding After Split
Long BMNR	7/10/2026	1-for-10	$0.82	$8.21	243,890,000	24,389,000
Long CRWV	8/21/2026	1-for-10	3.77	37.73	7,250,000	725,000
Long CRCL	8/21/2026	1-for-10	2.64	26.44	17,640,000	1,764,000

*     Per-share amounts are rounded independently after giving effect to the reverse stock split.

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, no additional items require disclosure.

38
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Funds from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

39
FINANCIAL STATEMENTS | JUNE 30, 2026

ITEM 8.        CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.       REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.        STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.      CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.      RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.      EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR — Not applicable.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant – Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2026
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 8, 2026

*   Print the name and title of each signing officer under his or her signature.